STRADLEY RONON STEVENS & YOUNG, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103
 (215) 564-8000

February 2, 2009

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn: Filing Desk

Re:	Delaware Group Foundation Funds (the “Trust”) File Nos. 333-38801 and 811-08457 Rule 497(j) Filing

Ladies and Gentlemen:

           Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 27 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the Securities and Exchange Commission electronically on January 23, 2009.

           Please direct any questions or comments relating to this certification to me at (215) 564-8128 or Jonathan M. Kopcsik at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	David F. Connor, Esquire Bruce G. Leto, Esquire